JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information

dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Daniel Oldroyd	2010*	Managing Director
Anne Lester	2006**	Managing Director
Silvia Trillo	2019	Managing Director
Jeffrey A. Geller	2008***	Managing Director

*	2012 for the JPMorgan SmartRetirement 2055 Fund and 2016 for the JPMorgan SmartRetirement 2060 Fund.

**

2007 for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund and JPMorgan SmartRetirement 2050 Fund, 2012 for the JPMorgan SmartRetirement 2055 Fund, and 2016 for the JPMorgan SmartRetirement 2060 Fund.

***	2012 for the JPMorgan SmartRetirement 2055 Fund and 2016 for the JPMorgan SmartRetirement 2060 Fund.

In addition, effective immediately, the “Management of the Funds — THE FUND MANAGERS” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

THE FUND MANAGERS

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Anne Lester, Silvia Trillo, and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Lester, Ms. Trillo, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since 2010. Ms. Lester, Managing Director, has been a member of Multi-Asset Solutions since 2000, and a portfolio manager of the Funds since their inception. She is the Head of Retirement Solutions for JPMIM. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Fund since 2008.

SUP-SR-PM-219

JPMIM serves as the Adviser and certain affiliates serve as sub-advisers to the underlying funds, for which they receive a fee.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, the other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of each Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd	19	$66,969,761	30	$36,037,442	0	$0
Anne Lester	20	50,687,780	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	60,116,301	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	19	$47,835,833	30	$36,037,442	0	$0
Anne Lester	20	47,866,295	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	57,294,816	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	19	$46,905,302	30	$36,037,442	0	$0
Anne Lester	20	46,935,763	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	56,364,285	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	19	$46,230,512	30	$36,037,442	0	$0
Anne Lester	20	46,260,974	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	55,689,495	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	19	$48,162,444	30	$36,037,442	0	$0
Anne Lester	20	48,192,906	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	57,621,427	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd	19	$48,223,505	30	$36,037,442	0	$0
Anne Lester	20	48,253,966	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	57,682,487	31	36,037,433	5	7,690,180

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	19	$50,263,207	30	$36,037,442	0	$0
Anne Lester	20	50,293,668	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	59,722,189	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	19	$50,836,006	30	$36,037,442	0	$0
Anne Lester	20	50,866,468	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	60,294,989	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	19	$53,118,685	30	$36,037,442	0	$0
Anne Lester	20	53,149,146	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	62,577,668	31	36,037,433	5	7,690,180

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	19	$54,522,437	30	$36,037,442	0	$0
Anne Lester	20	54,552,899	39	36,889,458	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	24	63,981,420	31	36,037,433	5	7,690,180

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	0	$0	0	$0	0	$0
Anne Lester	0	0	0	0	0	0
Silvia Trillo[1]	0	0	0	0	0	0
Jeffrey A. Geller	0	0	0	0	0	0

1	As of 1/31/19

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Income Fund
Daniel Oldroyd					X
Anne Lester	X
Silvia Trillo[1]		X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2020 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2025 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2030 Fund
Daniel Oldroyd	X
Anne Lester							X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2035 Fund
Daniel Oldroyd	X
Anne Lester	X

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

Daniel Oldroyd	X
Silvia Trillo[1]	X

JPMorgan SmartRetirement 2040 Fund
Daniel Oldroyd	X					X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2045 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2050 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]					X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2055 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

JPMorgan SmartRetirement 2060 Fund
Daniel Oldroyd	X
Anne Lester	X
Silvia Trillo[1]	X
Jeffrey A. Geller	X

1	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND THE STATEMENTS

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE